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Class I Prospectus | US Real Estate Portfolio
U.S. Real Estate Portfolio

Summary Prospectus and Prospectus Supplement

December 7, 2023

Morgan Stanley Variable Insurance Fund, Inc.

Supplement dated December 7, 2023 to the Morgan Stanley Variable Insurance Fund, Inc. Summary Prospectus and Prospectus dated April 28, 2023

U.S. Real Estate Portfolio (Class I) (the "Fund")

Effective on December 11, 2023, the Fund's contractual advisory fee rates and the maximum expense ratio will be decreased. Accordingly, effective on December 11, 2023, the Fund's Summary Prospectus and Prospectus are hereby amended as follows:

The Annual Fund Operating Expenses table under the section of the Summary Prospectus entitled "Fees and Expenses—Annual Fund Operating Expenses" and under the section of the Prospectus entitled "Fund Summary—U.S. Real Estate Portfolio—Fees and Expenses—Annual Fund Operating Expenses" is hereby deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class I Prospectus US Real Estate Portfolio Class I
Advisory Fee	0.55%	[1]
Distribution (12b-1) Fee	none
Other Expenses	0.31%
Total Annual Fund Operating Expenses	0.86%	[2]
Fee Waiver and/or Expense Reimbursement	0.06%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.80%	[2]
[1]	The Advisory Fee has been restated to reflect the decrease in the advisory fee schedule effective on December 11, 2023.
[2]	The Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.80% for Class I. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Company's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement have been restated to reflect the decrease in the expense limitation arrangement effective on December 11, 2023.

The Example table under the section of the Summary Prospectus entitled "Fees and Expenses—Example" and under the section of the Prospectus entitled "Fund Summary—U.S. Real Estate Portfolio—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:

Expense Example	1 Year	3 Years	5 Years	10 Years
Class I Prospectus | US Real Estate Portfolio | Class I | USD ($)	82	268	471	1,055

Please retain this supplement for future reference.